PRUDENTIAL INVESTMENT PORTFOLIOS 9

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

February 13, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Investment Portfolios 9

Registration numbers 333-66895 and 811-09101

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February10, 2012.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                                                                       Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary